EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost of service	R$ 1,152	R$ 1,225	R$ 1,253
Interest cost	347,297	324,041	231,009
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	3,110,848	3,151,609	3,645,822
Consolidation of CSN Cimentos Brasil		67,640
Cost of service	1,152	1,225	1,253
Interest cost	347,297	324,041	231,009
Participant contributions made in the year	1,404	1,382	1,398
Benefits paid	(324,750)	(310,471)	(283,393)
Actuarial loss/(gain)	186,665	(124,578)	(444,480)
Present value of obligations at the end of the year	R$ 3,322,616	R$ 3,110,848	R$ 3,151,609